Fair Value Measurements - Summary of Aggregate Difference between Transaction Price and Valuation Technique (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of Fair Value Measurement Fair Value Transaction Recognized In Net Income [abstract]
Balance as at beginning of year	$ 15	$ 14
New transactions	87	38
Recognized in the Consolidated Statement of Income during the year	(66)	(37)
Balance as at end of year	$ 36	$ 15